Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 29,712	$ 358	$ 21,847
Accounts receivable, related party			134,000
Advances from related party		21,986	391,840
Prepaids	80,000
Other current assets	39,724
Total current assets	149,436	22,344	547,687
PROPERTY AND EQUIPMENT, net	1,621,585		967
OTHER LONG-TERM ASSETS	24,891	977	977
TOTAL ASSETS	1,795,912	23,321	549,631
CURRENT LIABILITIES
Line of credit		150,000	543,442
Accounts payable	758,804	46,807	12,278
Accounts payable - related parties		114,510	60,352
Accrued expenses	196,408	32,264	6,689
Accrued interest		11,189	9,651
Deferred rent, current portion	11,880
Note payable to member	35,500
Current portion of long-term debt, net	1,171,873
Total current liabilities	2,174,465	354,770	632,412
LONG-TERM LIABILITIES
Accounts payable - related parties	212,196
Accrued interest	205,482
Deferred rent	19,932
Long-term debt, related parties	1,842,332	85,599	55,256
Losses in equity method accounting		214,365	88,475
Total Long-Term Liabilities		299,964	143,731
Total liabilities	4,454,407	654,734	776,143
COMMITMENTS AND CONTINGENCIES
MEMBERS' DEFICIT	(2,658,495)	(631,413)	(226,512)
TOTAL LIABILITIES AND MEMBERS' DEFICT	$ 1,795,912	$ 23,321	$ 549,631